ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Payable to suppliers	$ 282,596	$ 59,606
Others	715	0
Total	$ 283,311	$ 59,606